Non-controlling interest - Consolidated Amounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Cash	$ 18,806,742	$ 7,947,607	$ 9,381,600
Accounts receivable, net	10,708,062	10,091,087
Prepaid expenses and other	1,150,675	1,912,744
Property, plant and equipment	1,691,336	1,666,331
Right-of-use assets	26,791,544	25,430,956	14,477,970
Account payable and accrued liabilities	9,523,809	7,011,849
Lease liabilities	27,912,873	25,391,757	$ 14,272,222
Subsidiary investment by non-controlling interest	(392,560)	444,405
Revenue	43,129,179	35,685,531
Net income attributable to the shareholders of Greenbrook TMS	(29,663,540)	(15,909,879)
Accounting Net Loss before income tax - non-controlling interest	(739,181)	57,590
Subsidiaries
Disclosure of subsidiaries [line items]
Cash	2,258,199	1,033,584
Accounts receivable, net	6,326,473	6,389,384
Prepaid expenses and other	273,295	448,550
Property, plant and equipment	926,243	889,798
Right-of-use assets	9,445,773	10,348,295
Account payable and accrued liabilities	1,184,246	1,237,548
Lease liabilities	9,822,224	10,167,498
Loans payable	9,998,536	5,280,287
Profit (Deficit) attributable to the shareholders of Greenbrook TMS	(1,382,465)	1,979,874
Profit (Deficit) attributable to non-controlling interest	(433,937)	305,244
Distributions paid to non-controlling interest	(1,010,130)	(866,630)
Subsidiary investment by non-controlling interest	45,716	405,000
Historical subsidiary investment by non-controlling interest	1,005,791	600,791
Revenue	20,119,714	22,450,327
Net income attributable to the shareholders of Greenbrook TMS	(3,128,682)	732,500
Accounting Net Loss before income tax - non-controlling interest	$ (739,181)	$ 57,590